United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                  Quarterly Schedule of Portfolio Holdings
                of Registered Management Investment Companies




                                    811-4314

                      (Investment Company Act File Number)


                          Intermediate Municipal Trust
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 5/31/06


               Date of Reporting Period: Quarter ended 2/28/06
                                         ---------------------







Item 1.     Schedule of Investments




FEDERATED INTERMEDIATE MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

      Principal
        Amount                                                                           Value

                             MUNICIPAL BONDS--96.3%
                          Alabama--1.7%
  $   1,000,000           Alabama State Public School & College Authority,
                          Refunding Revenue Bonds (Series 1998), 5.125% (FSA
                          INS), 11/1/2014                                        $     1,052,670
      1,000,000           Birmingham-Baptist Medical Centers, AL Special
                          Care Facilities Financing Authority, Revenue Bonds
                          (Series 2005A), 5.25% (Baptist Health System of
                          Birmingham), 11/15/2020                                      1,043,220
      1,000,000           Courtland, AL IDB, Environmental  Improvement
                          Refunding Revenue Bonds, 5.00% (International
                          Paper Co.), 11/1/2013                                        1,029,470
                              TOTAL                                                    3,125,360
                          Alaska--2.2%
      4,000,000           Alaska State Housing Finance Corp., General
                          Mortgage Revenue Bonds (Series A), 5.65% (MBIA
                          Insurance Corp. INS), 12/1/2012                              4,130,200
                          Arizona--3.4%
       750,000            Arizona Health Facilities Authority, Revenue Bonds
                          (Series 2004), 5.00% (Blood Systems, Inc.),
                          4/1/2019                                                      778,777
      1,800,000           Arizona Student Loan Acquisition Authority,
                          Student Loan Revenue Refunding Bonds
                          ---------------------------------------------------
                          (Series 1999A-1), 5.50%, 5/1/2012                            1,914,156
      2,200,000           Arizona Student Loan Acquisition Authority,
                          Student Loan Revenue Refunding Bonds
                          ---------------------------------------------------
                          (Series 1999A-1), 5.60%, 5/1/2013                            2,341,812
      1,420,000           Show Low, AZ IDA, Hospital Revenue Bonds, 5.00%
                          (Navapache Regional Medical Center)/(Radian Asset
                          Assurance INS), 12/1/2025                                    1,478,902
                              TOTAL                                                    6,513,647
                          Arkansas--0.5%
      1,000,000           Independence County, AR, PCR Refunding Bonds
                          (Series 2005), 5.00% (Entergy Arkansas, Inc.),
                          1/1/2021                                                     1,013,360
                          California--3.3%
       290,000            California Health Facilities Financing Authority,
                          Health Facility Revenue Bonds (Series 2004I),
                          4.95% TOBs (Catholic Healthcare West), Mandatory
                          Tender 7/1/2014                                               305,054
      2,000,000           California State Public Works Board, Lease Revenue
                          Refunding Bonds (Series 2005K: Richmond
                          Laboratory), 5.00% (California State), 11/1/2019             2,129,300
      2,000,000           California State, Refunding UT GO Bonds, 5.00%,
                          3/1/2024                                                     2,108,220
      1,500,000           Val Verde, CA Unified School District, Refunding
                          COPs (Series 2005 A), 5.25% (FGIC INS)/(United
                          States Treasury PRF 1/1/2015 @100)/(Original Issue
                          Yield: 4.420%), 1/1/2022                                     1,667,910
                              TOTAL                                                    6,210,484
                          Colorado--2.1%
       100,000            Beacon Point, CO Metropolitan District, Revenue
                          Bonds (Series 2005B), 4.375% (Compass Bank,
                          Birmingham LOC)/(Original Issue Yield: 4.50%),
                          12/1/2015                                                     100,018
        75,000            Colorado HFA, SFM Revenue Bonds (Series 1997C-3),
                          6.75%, 5/1/2017                                               75,325
      1,000,000           Colorado Health Facilities Authority, Health
                          Facilities Revenue Bonds (Series 2005), 5.00%
                          (Evangelical Lutheran Good Samaritan Society),
                          6/1/2016                                                     1,050,560
      1,320,000           Colorado Health Facilities Authority, Revenue
                          Bonds (Series 2005), 5.00% (Covenant Retirement
                          Communities, Inc.), 12/1/2014                                1,368,602
      1,145,000           Colorado Health Facilities Authority, Revenue
                          Bonds (Series 2005), 5.00% (Covenant Retirement
                          Communities, Inc.), 12/1/2015                                1,186,254
       200,000            High Plains, CO Metropolitan District, Revenue
                          Bonds (Series 2005B), 4.375% (Compass Bank,
                          Birmingham LOC)/(Original Issue Yield: 4.50%),
                          12/1/2015                                                     200,036
                              TOTAL                                                    3,980,795
                                Connecticut--1.2%
      2,240,000           Connecticut State HEFA, Revenue Bonds (Series
                          2005C), 5.00% (Eastern Connecticut Health
                          Network)/(Radian Asset Assurance INS), 7/1/2025              2,334,931
                          Delaware--1.5%
      1,815,000           Delaware Health Facilities Authority, Refunding
                          Revenue Bonds (Series 2004A), 5.25% (Beebe Medical
                          Center), 6/1/2012                                            1,936,079
       740,000            Delaware Health Facilities Authority, Refunding
                          Revenue Bonds (Series 2004A), 5.50% (Beebe Medical
                          Center), 6/1/2014                                             807,518
                              TOTAL                                                    2,743,597
                           District of Columbia--2.5%
       500,000            District of Columbia, Carnegie Endowment Revenue
                          Bonds, 5.75%, 11/15/2010                                      512,185
      1,000,000           District of Columbia, Refunding Revenue Bonds,
                          5.50% (Catholic University of America)/(AMBAC
                          INS), 10/1/2012                                              1,070,140
      3,000,000           District of Columbia, Revenue Bonds, 5.75%
                          (Catholic University of America)/
                          ---------------------------------------------------
                          (AMBAC INS), 10/1/2017                                       3,234,600
                              TOTAL                                                    4,816,925
                          Florida--0.1%
       165,000            Lee County, FL HFA, SFM Revenue Bonds (Series
                          1998A-2), 6.30% (GNMA  Home Mortgage Program COL),
                          3/1/2029                                                      166,500
                          Georgia--1.2%
      1,035,000           Cartersville, GA Development Authority, Waste &
                          Wastewater Facilities Refunding Revenue Bonds,
                          5.10% (Anheuser-Busch Cos., Inc.), 2/1/2012                  1,094,337
        55,000            Municipal Electric Authority of Georgia, (Series
                          Y), 6.40% (Escrowed In Treasuries COL)/
                          ---------------------------------------------------
                          (Original Issue Yield: 6.45%), 1/1/2009                       59,245
        5,000             Municipal Electric Authority of Georgia, Revenue
                          Bonds (Series Y), 6.40% (United States Treasury
                          COL), 1/1/2009                                                 5,386
       940,000            Municipal Electric Authority of Georgia, Revenue
                          Bonds (Series Y), 6.40%, 1/1/2009                            1,009,598
                              TOTAL                                                    2,168,566
                          Idaho--0.1%
       255,000            Idaho Housing Agency, SFM Revenue Bonds, (Series
                          D-2) Subordinate Bonds, 5.25%, 7/1/2011 255,247
                          Illinois--3.1%
       300,000            Chicago, IL Metropolitan Water Reclamation
                          District, GO UT Refunding Bonds, 5.20% (Original
                          Issue Yield: 5.25%), 12/1/2013                                318,129
      1,000,000           Illinois Department Central Management Services,
                          COPs, 5.50%
                          ---------------------------------------------------
                          (MBIA Insurance Corp. INS)/(Original Issue Yield:
                          5.55%), 7/1/2013                                             1,067,550
       560,000            Illinois Health Facilities Authority, Revenue
                          Bonds, 5.70% (Advocate Health Care Network)/
                          ---------------------------------------------------
                          (Original Issue Yield: 5.75%), 8/15/2011                      583,106
      1,980,000           Illinois Health Facilities Authority, Revenue
                          Bonds, 5.70% (Advocate Health Care
                          Network)/(United States Treasury PRF 8/15/2007
                          @102)/(Original Issue Yield: 5.75%), 8/15/2011               2,081,435
      1,260,000           Illinois Health Facilities Authority, Revenue
                          Refunding Bonds (Series A), 5.70% (Advocate Health
                          Care Network)/(United States Treasury PRF
                          8/15/2009 @100)/(Original Issue Yield: 5.75%),
                          8/15/2011                                                    1,348,187
       500,000            Metropolitan Pier & Exposition Authority, IL,
                          Dedicated State Tax Refunding Revenue Bonds, 6.75%
                          (Original Issue Yield: 6.85%), 6/1/2010                       548,645
                              TOTAL                                                    5,947,052
                          Indiana--5.7%
       500,000            Indiana Development Finance Authority,
                          Environmental Improvement Revenue Bonds, 5.25%
                          TOBs (Marathon Oil Corp.) Mandatory Tender
                          12/2/2011                                                     532,355
      1,095,000           Indiana Health & Educational Facility Financing
                          Authority, Revenue Bonds (Series 2005), 5.00%
                          (Baptist Homes of Indiana), 11/15/2015                       1,144,122
      4,800,000           Indiana Health Facility Financing Authority,
                          Hospital Revenue Bonds (Series 1996A), 5.50%
                          (Clarian Health Partners, Inc.)/(Original Issue
                          Yield: 5.65%), 2/15/2010                                     4,985,568
      2,000,000           Indiana Health Facility Financing Authority,
                          Hospital Revenue Bonds (Series 2005A), 5.00%
                          (Community Health Network)/(AMBAC INS), 5/1/2022             2,115,980
      2,000,000           Indianapolis, IN Airport Authority, Special
                          Facilities Revenue Refunding Bonds (Series 2004A),
                          5.10% (FedEx Corp.), 1/15/2017                               2,100,480
                              TOTAL                                                   10,878,505
                          Kansas--0.0%
        55,000            Sedgwick County, KS, SFM Revenue Bonds (Series
                          1997A-2), 6.50% (GNMA  Home Mortgage Program COL),
                          12/1/2016                                                     55,307
                          Louisiana--0.5%
      1,000,000           De Soto Parish, LA Environmental Improvement
                          Authority, PCR Bonds (Series 2002A),
                          ---------------------------------------------------
                          5.00% (International Paper Co.), 10/1/2012                   1,020,770
                          Maine--0.5%
      1,000,000           Maine Finance Authority, Solid Waste Disposal
                          Revenue Bonds, 4.65% (Waste Management, Inc.),
                          2/1/2016                                                      997,290
                               Massachusetts--0.7%
      1,250,000           Massachusetts State Development Finance Agency,
                          Solid Waste Disposal Revenue Bonds, 5.45% (Waste
                          Management, Inc.), 6/1/2014                                  1,332,387
                          Michigan--9.0%
      1,000,000           Cornell Township MI, Economic Development Corp.,
                          Refunding Revenue Bonds, 5.875% (MeadWestvaco
                          Corp.)/(United States Treasury PRF 5/1/2012
                          @100)/(Original Issue Yield: 5.874%), 5/1/2018               1,121,780
       500,000            Delta County, MI Economic Development Corp.,
                          Environmental Improvement Revenue Refunding Bonds
                          (Series A), 6.25% (MeadWestvaco Corp.)/(United
                          States Treasury PRF 4/15/2012 @100)/(Original
                          Issue Yield: 6.249%), 4/15/2027                               570,455
      2,000,000           Detroit, MI, UT GO Bonds, Series B, 5.00% (FSA
                          INS), 4/1/2020                                               2,137,220
      1,025,000           Michigan Municipal Bond Authority, Revenue Bonds,
                          5.875% (Drinking Water Revolving Fund)/(United
                          States Treasury PRF 10/1/2010 @101)/(Original
                          Issue Yield: 5.400%), 10/1/2017                              1,130,165
       415,000            Michigan State Hospital Finance Authority,
                          Hospital Revenue Bonds (Series 2005), 5.00%
                          (Chelsea Community Hospital), 5/15/2025                       417,100
      4,000,000           Michigan State Hospital Finance Authority, Revenue
                          & Refunding Bonds (Series 1998A), 5.10% (McLaren
                          Health Care Corp.)/(Original Issue Yield: 5.15%),
                          6/1/2013                                                     4,114,080
      5,000,000           Michigan State Hospital Finance Authority, Revenue
                          Bonds (Series 1999A), 6.00% (Ascension Health
                          Credit Group)/(MBIA Insurance Corp. INS),
                          11/15/2011                                                   5,432,600
       500,000            Michigan State Strategic Fund, Revenue Bonds
                          (Series 2004), 5.00% (NSF International), 8/1/2015            521,965
       650,000            Michigan State Strategic Fund, Revenue Bonds
                          (Series 2004), 5.125% (NSF International), 8/1/2019           677,879
      1,000,000           Michigan State Strategic Fund, Solid Waste
                          Refunding Limited Obligation Revenue Bonds, 4.50%
                          (Waste Management, Inc.), 12/1/2013                          1,000,930
                              TOTAL                                                   17,124,174
                          Minnesota--1.9%
      1,000,000           Minneapolis Special School District No. 001, MN,
                          (Series B) COPs School Improvement Bonds, 5.125%
                          (Minnesota State GTD), 2/1/2014                              1,014,430
      1,000,000           Minnesota Municipal Power Agency, Electric Revenue
                          Bonds (Series 2005), 5.25%, 10/1/2021                        1,080,520
      1,500,000           Todd Morrison Cass & Wadena Counties United
                          Hospital District, MN, GO Health Care Facility
                          Revenue Bonds (Series 2004), 5.00% (Lakewood
                          Health System), 12/1/2021                                    1,558,095
                              TOTAL                                                    3,653,045
                          Missouri--0.7%
       130,000            Missouri State Environmental Improvement & Energy
                          Authority, Refunding Revenue Bonds, 6.00%, 1/1/2016           130,926
       200,000            Missouri State Housing Development Commission, SFM
                          Loan Revenue Bonds (Series 1998B), 5.20%, 9/1/2012            201,430
      1,000,000           Taney County, MO Reorganized School District No.
                          R-V, GO UT, 5.80% (State Aid Withholding LOC),
                          3/1/2017                                                     1,022,820
                              TOTAL                                                    1,355,176
                          Nevada--0.6%
      1,100,000           Clark County, NV, IDRB (Series 2003C), 5.45% TOBs
                          (Southwest Gas Corp.), Mandatory Tender 3/1/2013             1,155,473
                               New Hampshire--0.7%
      1,000,000           New Hampshire Higher Educational & Health
                          Facilities Authority, Healthcare System Revenue
                          Bonds (Series 2004), 5.00% (Covenant Health
                          Systems), 7/1/2014                                           1,036,860
                          New Jersey--1.1%
       500,000            New Jersey EDA, Revenue Bonds (Series 2004),
                          5.625% (NJ Dedicated Cigarette Excise Tax),
                          6/15/2019                                                     531,350
       400,000            New Jersey Health Care Facilities Financing
                          Authority, Revenue Bonds (Series 2005A), 5.00%
                          (Children's Specialized Hospital)/(Original Issue
                          Yield: 5.01%), 7/1/2024                                       405,340
      1,000,000           New Jersey Health Care Facilities Financing
                          Authority, Revenue Bonds (Series B), 5.00% (RWJ
                          Health Care Corp.)/(Radian Asset Assurance INS),
                          7/1/2025                                                     1,045,500
                              TOTAL                                                    1,982,190
                          New Mexico--0.4%
       770,000            Sandoval County, NM, Incentive Payment Refunding
                          Revenue Bonds (Series 2005), 5.00% (Intel Corp.),
                          6/1/2020                                                      816,192
                          New York--6.2%
      1,500,000           Hempstead, NY IDA, Resource Recovery Refunding
                          Revenue Bonds (Series 2001), 5.00% TOBs (American
                          Ref-Fuel Co. of Hempstead), Mandatory Tender
                          6/1/2010                                                     1,559,895
      1,000,000           New York City, NY IDA, Civic Facility Revenue
                          Bonds (Series 2002A), 5.50% (Lycee Francais de New
                          York Project)/(American Capital Access INS),
                          6/1/2015                                                     1,069,180
      1,000,000           New York City, NY IDA, Special Facilities Revenue
                          Bonds, 5.50% (Terminal One Group Association),
                          1/1/2020                                                     1,079,570
      2,000,000     (1)   New York City, NY, RITES (PA-1349), 8.54548%
                          ---------------------------------------------------
                          (MBIA Insurance Corp. INS), 8/1/2018                         2,454,880
      4,500,000           New York City, NY, UT GO Bonds (Series 1999G),
                          6.00% (AMBAC INS), 10/15/2007                                4,685,895
      1,000,000           TSASC, Inc. NY, Tobacco Settlement Asset-Backed
                          Bonds (Series 2006-1), 4.75%
                          ---------------------------------------------------
                          (Original Issue Yield: 4.83%), 6/1/2022                      1,000,740
                              TOTAL                                                   11,850,160
                              North Carolina--3.2%
      1,685,000           Broad River, NC Water Authority, Water System
                          Refunding Revenue Bonds (Series 2005), 5.00% (XL
                          Capital Assurance Inc. INS), 6/1/2021                        1,795,401
      1,000,000           North Carolina Eastern Municipal Power Agency,
                          Power System Refunding Revenue Bonds (Series
                          2003A), 5.50%, 1/1/2012                                      1,084,980
      1,000,000           North Carolina Eastern Municipal Power Agency,
                          Refunding Revenue Bonds, 6.00%
                          ---------------------------------------------------
                          (AMBAC INS), 1/1/2018                                        1,185,040
      2,000,000           North Carolina Municipal Power Agency No. 1,
                          Electric Revenue Refunding Bonds, 7.25%, 1/1/2007            2,060,860
                              TOTAL                                                    6,126,281
                               North Dakota--0.6%
      1,055,000           North Dakota State Building Authority, (Series B)
                          Refunding Revenue Bonds, 5.00%
                          ---------------------------------------------------
                          (AMBAC INS)/(Original Issue Yield: 5.00%),
                          12/1/2010                                                    1,093,961
                          Ohio--4.2%
      1,000,000           Franklin County, OH Health Care Facilities,
                          Improvement Revenue Bonds (Series 2005A), 5.00%
                          (Ohio Presbyterian Retirement Services)/(Original
                          Issue Yield: 5.10%), 7/1/2026                                1,020,890
      3,195,000           Lucas County, OH HDA, Hospital Revenue Refunding
                          Bonds (Series 1996), 5.50% (ProMedica Healthcare
                          Obligated Group)/(MBIA Insurance Corp.
                          INS)/(Original Issue Yield: 5.75%), 11/15/2008               3,300,786
      1,000,000           Montgomery County, OH, Revenue Bonds, 5.50%
                          (Catholic Health Initiatives), 9/1/2016                      1,069,930
      1,000,000           Ohio State Air Quality Development Authority, PCR
                          Refunding Bonds (Series 2002A), 6.00% (Cleveland
                          Electric Illuminating Co.), 12/1/2013                        1,038,630
       500,000            Ohio State Higher Educational Facilities
                          Commission, Higher Educational Revenue Bonds,
                          5.00% (John Carroll University, OH), 11/15/2012               534,560
      1,000,000           Ohio State Higher Educational Facilities
                          Commission, Revenue Bonds, 5.00% (College of
                          Wooster), 9/1/2020                                           1,052,560
                              TOTAL                                                    8,017,356
                               Pennsylvania--8.8%
       500,000      (1)   Allegheny County, PA IDA, Cargo Facilities Lease
                          Revenue Bonds (Series 1999), 6.00% (AFCO Cargo PIT
                          LLC Project), 9/1/2009                                        496,915
      1,190,000           Cumberland County, PA Municipal Authority, Revenue
                          Bonds (Series 2005A), 5.00% (Presbyterian Homes,
                          Inc.)/(Radian Asset Assurance INS), 12/1/2019                1,254,772
      1,000,000           New Wilmington, PA Municipal Authority, College
                          Revenue Bonds, 5.30% (Westminster
                          College)/(Original Issue Yield: 5.40%), 3/1/2018             1,016,770
      1,000,000           Pennsylvania Intergovernmental Coop Authority,
                          Special Tax, 5.25% (FGIC INS), 6/15/2015                     1,051,830
      1,210,000           Pennsylvania State Higher Education Facilities
                          Authority, Revenue Bonds (Series 2001A), 5.75%
                          (UPMC Health System), 1/15/2012                              1,317,339
      1,200,000           Pennsylvania State Higher Education Facilities
                          Authority, Revenue Bonds (Series 2004A), 5.00%
                          (Philadelphia University), 6/1/2015                          1,221,852
       500,000            Pennsylvania State Higher Education Facilities
                          Authority, Revenue Bonds, 5.50% (Philadelphia
                          University), 6/1/2020                                         530,800
      1,725,000           Pennsylvania State Higher Education Facilities
                          Authority, Revenue Bonds, 5.00% (Philadelphia
                          College of Osteopathic Medicine), 12/1/2018                  1,820,479
      1,000,000           Philadelphia, PA Airport System, Revenue Bonds
                          (Series 2005A), 5.00% (MBIA Insurance Corp. INS),
                          6/15/2023                                                    1,043,760
      5,000,000           Philadelphia, PA Hospitals & Higher Education
                          Facilities Authority, Health System Revenue Bonds
                          (Series 1997A), 5.00% (Jefferson Health
                          System)/(Original Issue Yield: 5.40%), 5/15/2012             5,155,600
      1,605,000           Sayre, PA, Health Care Facilities Authority,
                          Revenue Bonds (Series 2002A), 6.00%
                          ---------------------------------------------------
                          (Guthrie Healthcare System, PA), 12/1/2012                   1,768,421
                              TOTAL                                                   16,678,538
                               Rhode Island--1.3%
      1,000,000           Rhode Island Economic Development Corp., Revenue
                          Note Obligations (2000 Senior Obligation Series),
                          5.75% (Providence Place Mall Project)/(Radian
                          Asset Assurance INS), 7/1/2010                               1,043,260
      1,340,000           Rhode Island State Health and Educational Building
                          Corp., Refunding Revenue Bonds (Series 2005),
                          5.00% (Landmark Medical Center)/(Radian Asset
                          Assurance INS), 10/1/2018                                    1,413,365
                              TOTAL                                                    2,456,625
                              South Carolina--2.5%
      1,000,000           Beaufort County, SC School District, GO, 5.50%,
                          3/1/2016                                                     1,057,600
      1,500,000           Charleston County, SC, Hospital Facilities Revenue
                          Bonds (Series 2004A), 5.50% (CareAlliance Health
                          Services d/b/a Roper St. Francis Healthcare),
                          8/15/2013                                                    1,622,610
      1,000,000           South Carolina, EDA, Hospital Facilities Revenue
                          Bonds (Series 2006), 5.00% (Tuomey Regional
                          Medical Center)/(CDC IXIS Financial Guaranty N.A.,
                          INS), 11/1/2017                                              1,073,520
      1,000,000           South Carolina, EDA, Hospital Facilities Revenue
                          Bonds (Series 2006), 5.00% (Tuomey Regional
                          Medical Center)/(CDC IXIS Financial Guaranty N.A.,
                          INS), 11/1/2018                                              1,070,080
                              TOTAL                                                    4,823,810
                          Tennessee--4.0%
      1,000,000           Metropolitan Government Nashville & Davidson
                          County, TN, GO UT, 5.125% (United States Treasury
                          PRF 5/15/2009 @101)/(Original Issue Yield:
                          5.125%), 11/15/2017                                          1,057,410
      4,000,000           Shelby County, TN, Public Improvement UT GO School
                          Bonds (Series A), 5.50% (United States Treasury
                          PRF 4/1/2010 @100)/(Original Issue Yield: 5.450%),
                          4/1/2017                                                     4,294,480
       500,000            Sullivan County, TN Health Educational & Housing
                          Facilities Board, Hospital Revenue Bonds, 6.25%
                          (Wellmont Health System)/(Escrowed In Treasuries
                          COL), 9/1/2010                                                550,600
       500,000            Sullivan County, TN Health Educational & Housing
                          Facilities Board, Hospital Revenue Bonds, 6.25%
                          (Wellmont Health System)/(Escrowed In Treasuries
                          COL), 9/1/2011                                                559,130
      1,000,000           Sullivan County, TN Health Educational & Housing
                          Facilities Board, Hospital Revenue Bonds, 6.25%
                          (Wellmont Health System)/(Escrowed In Treasuries
                          COL), 9/1/2012                                               1,135,340
                              TOTAL                                                    7,596,960
                          Texas--8.9%
      1,000,000           Bell County, TX HFDC, Refunding Revenue Bonds,
                          5.375% (FSA INS), 12/1/2013                                  1,060,740
      1,000,000           Brazos River Authority, TX PCR, Refunding Bonds
                           (Series 2003A), 6.75% TOBs
                          ---------------------------------------------------
                          (TXU Energy Company LLC), Mandatory Tender 4/1/2013          1,125,120
       500,000            Carroll, TX Independent School District, GO UT
                          Refunding Bonds (Series A), 5.00%
                          ---------------------------------------------------
                          (PSFG GTD)/(Original Issue Yield: 5.02%), 2/15/2016           513,440
      1,000,000           Cass County, TX IDC, Environmental Improvement
                          Refunding Revenue Bonds, 4.80% (International
                          Paper Co.), 3/1/2025                                          970,860
      1,000,000           El Paso, TX, GO LT (Series 1998), 5.125% (FGIC
                          INS)/(Original Issue Yield: 5.25%), 8/15/2015                1,038,870
      1,000,000           Fort Worth, TX Water & Sewer, Revenue Bonds, 5.75%
                          (United States Treasury PRF 2/15/2010
                          @100)/(Original Issue Yield: 5.520%), 2/15/2017              1,080,860
      2,000,000           North Central Texas HFDC, Hospital Revenue
                          Refunding Bonds (Series 2002), 5.50% (Children's
                          Medical Center of Dallas)/(AMBAC INS), 8/15/2017             2,171,040
       500,000            Sabine River Authority, TX, PCR Refunding Bonds
                          (Series 2001C), 5.20% (TXU Energy Company LLC),
                          5/1/2028                                                      507,175
      1,000,000           Sabine River Authority, TX PCR, Revenue Refunding
                          Bonds (Series 2001A), 5.50% TOBs (TXU Energy
                          Company LLC), Mandatory Tender 11/1/2011                     1,066,270
      1,000,000           San Antonio, TX Water System, Revenue Refunding
                          Bonds (Series 2002), 5.50% (FSA INS), 5/15/2016              1,095,500
      1,230,000           Springtown, TX ISD Refunding UT GO Bonds (Series
                          2005A), 5.00% (PSFG INS), 2/15/2020                          1,314,230
      1,485,000           Springtown, TX ISD Refunding UT GO Bonds (Series
                          2005A), 5.00% (PSFG INS), 2/15/2022                          1,579,802
       300,000            Texas State Department of Housing & Community
                          Affairs, SFM Revenue Bonds (Series B), 5.45% (MBIA
                          Insurance Corp. INS), 3/1/2019                                310,344
      1,900,000           Texas State Public Finance Authority, Financing
                          Revenue Bonds, 5.00% (Stephen F. Austin State
                          University)/(MBIA Insurance Corp. INS), 10/15/2022           2,023,937
      1,000,000           Travis County, TX, GO UT, 5.25%, 3/1/2015                    1,085,230
                              TOTAL                                                   16,943,418
                          Utah--1.2%
      1,050,000           Salt Lake County, UT Municipal Building Authority,
                          Refunding Revenue Bonds, 5.20% (United States
                          Treasury PRF 10/15/2011 @100)/(Original Issue
                          Yield: 5.33%), 10/15/2020                                    1,136,447
      1,000,000           Utah County, UT IDA, Environmental Improvement
                          Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.),
                          Mandatory Tender 11/1/2011                                   1,054,050
                              TOTAL                                                    2,190,497
                          Virginia--2.2%
      1,000,000           Chesapeake, VA IDA, PCR Bonds, 5.25% (Virginia
                          Electric & Power Co.), 2/1/2008                              1,011,840
      2,000,000           Greater Richmond Convention Center Authority, VA,
                          Hotel Tax Revenue Bonds, 5.50% (Convention Center
                          Expansion Project), 6/15/2008                                2,078,560
      1,000,000           Tobacco Settlement Financing Corp., VA, Revenue
                          Bonds, 5.25% (Original Issue Yield: 5.301%),
                          6/1/2019                                                     1,026,470
                              TOTAL                                                    4,116,870
                          Washington--4.6%
      1,000,000           Clark County, WA, GO UT Refunding Bonds, 5.25%,
                          6/1/2015                                                     1,054,690
      4,500,000           Washington Health Care Facilities Authority,
                          Revenue Bonds (Series 1996), 5.375% (Kadlec
                          Medical Center, Richland)/(AMBAC INS)/(Original
                          Issue Yield: 5.63%), 12/1/2010                               4,645,620
      2,000,000           Washington State Public Power Supply System,
                          Nuclear Project No. 2 Refunding Revenue Bonds
                          (Series 1997A), 6.00% (Energy Northwest,
                          WA)/(Escrowed In Treasuries COL), 7/1/2007                   2,068,060
      1,000,000           Washington State, GO UT, 5.00% (Original Issue
                          Yield: 5.20%), 1/1/2017                                      1,023,430
                              TOTAL                                                    8,791,800
                          Wisconsin--3.9%
        50,000            Appleton, WI Waterworks, Refunding Revenue Bonds,
                          5.375% (FGIC INS), 1/1/2015                                   54,279
      1,000,000           Menomonee Falls, WI Sewage System, (Series A)
                          Revenue Bonds, 5.65% (United States Treasury PRF
                          5/1/2007 @100)/(Original Issue Yield: 5.70%),
                          5/1/2016                                                     1,025,960
      1,000,000           Milwaukee County, WI, (Series A), 5.00%, 10/1/2016           1,064,210
       980,000            Wisconsin State HEFA, Refunding Revenue Bonds,
                          6.00% (Wheaton Franciscan Services, Inc.),
                          8/15/2014                                                    1,088,378
      1,000,000           Wisconsin State HEFA, Revenue Bonds (Series 2005),
                          5.10% (Vernon Memorial Healthcare, Inc.)/(Original
                          Issue Yield: 5.15%), 3/1/2025                                 994,940
      1,000,000           Wisconsin State HEFA, Revenue Bonds (Series
                          2006A), 5.00% (Marshfield Clinic, WI), 2/15/2017             1,037,820
      1,000,000           Wisconsin State HEFA, Revenue Bonds (Series
                          2006A), 5.00% (Marshfield Clinic, WI), 2/15/2018             1,035,550
      1,000,000           Wisconsin State Transportation, (Series A), 5.50%
                          (United States Treasury PRF 7/1/2010
                          @100)/(Original Issue Yield: 5.250%), 9/15/2015              1,078,610
                              TOTAL                                                    7,379,747
                              TOTAL MUNICIPAL BONDS (IDENTIFIED COST
                              $176,605,738)                                           182,880,056

                          SHORT-TERM MUNICIPALS--1.2%(2)
                          Alaska--0.4%
       200,000            Valdez, AK Marine Terminal, (Series 2003A) Daily
                          VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD),
                          3.000%, 3/1/2006                                              200,000
       600,000            Valdez, AK Marine Terminal, (Series 2003B) Daily
                          VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD),
                          3.000%, 3/1/2006                                              600,000
                              TOTAL                                                     800,000
                               Pennsylvania--0.4%
       800,000            Philadelphia, PA Hospitals & Higher Education
                          Facilities Authority, (Series 2002-B) Daily VRDNs
                          (Children's Hospital of Philadelphia)/(JPMorgan
                          Chase Bank, N.A. and WestLB AG (GTD) LIQs),
                          2.990%, 3/1/2006                                              800,000
                          Tennessee--0.4%
       530,000            Sevier County, TN Public Building Authority,
                          (Series IV-E-1) Daily VRDNs (Pigeon Forge,
                          TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ),
                          3.010%, 3/1/2006                                              530,000
       100,000            Sevier County, TN Public Building Authority,
                          (Series IV-E-2) Daily VRDNs (Cocke County,
                          TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ),
                          3.010%, 3/1/2006                                              100,000
                              TOTAL                                                     630,000
                              TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)          2,230,000

                          OTHER--0.8%
      1,000,000     (1)   GMAC Municipal Mortgage Trust, Pfd., (Series A-2),
                          4.80%, 10/31/2040                                            1,012,410
       500,000      (1)   GMAC Municipal Mortgage Trust, Pfd., (Series B-2),
                          5.50%, 10/31/2040                                             507,945
                              TOTAL OTHER (IDENTIFIED COST $1,500,000)                 1,520,355
                              TOTAL MUNICIPAL INVESTMENTS ---98.3%
                              (IDENTIFIED COST $180,335,738)(3)                       186,630,411
                              OTHER ASSETS AND LIABILITIES --- NET --- 1.7%            3,270,008
                              TOTAL NET ASSETS --- 100%                          $    189,900,419

==============================================================================
       Securities that are subject to the federal alternative minimum tax (AMT) represent 8.1% of the portfolio as calculated based upon total portfolio market value.

     1 Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2006, these securities amounted to $4,472,150 which represents 2.4% of total net assets.
     2 Current rate and next reset date shown for Variable Rate Demand Notes. 3 The cost of investments for federal tax purposes amounts to
       $180,327,157. The net unrealized appreciation of investments for federal tax purposes was $6,303,254. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,402,476 and net unrealized depreciation from investments for those securities having an excess of cost over value of $99,222.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at February 28, 2006 is as follows:

Security                                       Acquisition    Acquisition
                                                  Date           Cost

Allegheny County, PA IDA, Cargo Facilities     9/23/1999        $500,000
Lease Revenue Bonds (Series 1999), 6.00%
(AFCO Cargo PIT LLC Project), 9/1/2009

New York City, NY, Residual Interest           2/6/2006         $2,368,740
Tax-Exempt Securities (PA-1349), 8.54548%
(MBIA Insurance Corp. INS), 8/1/2018
-------------------------------------------------------------------------------


Investment Valuation
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit-quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

    Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.

    The following acronyms are used throughout this portfolio:

   AMBAC   --American Municipal Bond Assurance Corporation
   COL     --Collateralized
   COPs    --Certificates of Participation
   EDA     --Economic Development Authority
   FGIC    --Financial Guaranty Insurance Company
   FSA     --Financial Security Assurance
   GNMA    --Government National Mortgage Association
   GO      --General Obligation
   GTD     --Guaranteed
   HDA     --Hospital Development Authority
   HEFA    --Health and Education Facilities Authority
   HFA     --Housing Finance Authority
   HFDC    --Health Facility Development Corporation
   IDA     --Industrial Development Authority
   IDB     --Industrial Development Bond
   IDC     --Industrial Development Corporation
   IDRBs   --Industrial Development Revenue Bonds
   INS     --Insured
   ISD     --Independent School District
   LIQ     --Liquidity Agreement
   LOC     --Letter of Credit
   LT      --Limited Tax
   PCR     --Pollution Control Revenue
   PRF     --Prerefunded
   PSFG    --Permanent School Fund Guarantee
   RITES   --Residual Interest Tax-Exempt Securities
   SFM     --Single Family Mortgage
   TOBs    --Tender Option Bonds
   UT      --Unlimited Tax
   VRDNs   --Variable Rate Demand Notes




Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Intermediate Municipal Trust

By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        April 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /s/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        April 21, 2006


By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        April 24, 2006